Restructuring	12 Months Ended
Apr. 30, 2011
Restructuring [Text Block]
Note 14	Restructuring

As a result of the Company’s post acquisition activities, the Company incurred restructuring costs of $nil (2010 – $44,912). Restructuring costs were related to employee severance arrangements as a result of the consolidation of administrative, sales, marketing, and research and development departments after the completion of acquisitions of NewHeights Software Corporation, FirstHand Technologies Inc. and BridgePort Networks, Inc. These charges are shown as a separate line item in the consolidated statement of operations.

	Years Ended April 30,
	2011	2010
Balance, beginning of year	$344,433	$475,707
Provision	–	(44,912)
Settlement	(118,714)	(86,362)
Balance, end of year	$225,719	$344,433